                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999
                                              --------------
Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:     Account Management Corp.
          ---------------------------------------------
Address:  2 Newbury Street
          ---------------------------------------------
          Boston, MA 02116
          ---------------------------------------------

          ---------------------------------------------

Form 13F File Number:  28-
                          -----------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard C. Albright
          ---------------------------------------------
Title:    Vice President
          ---------------------------------------------
Phone:    617/236-4200
          ---------------------------------------------

Signature, Place, and Date of Signing:

/s/ Richard C. Albright   Boston, MA                    8/18/99
------------------------ ----------------------------- --------------
[Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

Page 1 of 4           FORM 13F             Name of Reporting Manager  Account Management Corp.
    ---  ---                                                          ------------------------
-------------------------------------------------------------------------------------------------------------------------
Item 1:                  Item 2:        Item 3:           Item 4:      Item 5:                     Item 6:
Name of Issuer       Title of Class     CUSIP           Fair Market    Shares or             Investment Discretion
                                        Number             Value       Principle
                                                                       Amount        ------------------------------------
                                                                                     (a) Sole   (b) Shared-   (c) Shared-
                                                                                                As defined        Other
                                                                                                in Instr.V
-------------------------------------------------------------------------------------------------------------------------
EMC Corp., MASS      Common             268648102           538,800         10,000      10,000
                     Stock
-------------------------------------------------------------------------------------------------------------------------
Spectrx              Common             847635109           271,250         35,000      35,000
                     Stock
-------------------------------------------------------------------------------------------------------------------------
USinternetworking    Common             917311805        16,553,441        421,100     421,000
                     Stock
-------------------------------------------------------------------------------------------------------------------------
Maxim Integrated     Common             57772K101       173,148,710      2,603,740   2,603,740
    Products         Stock
-------------------------------------------------------------------------------------------------------------------------
Miller Industries    Common             600551105        18,647,232      4,732,800   4,732,800
     TENN            Stock
-------------------------------------------------------------------------------------------------------------------------
Nichols  Research    Common             653818104        11,924,600        545,000     545,000
                     Stock
-------------------------------------------------------------------------------------------------------------------------
Supertex Inc.        Common             868532102        10,381,696        954,200     954,200
                     Stock
-------------------------------------------------------------------------------------------------------------------------
Suiza Foods          Common             865077102         8,170,788        195,100     195,100
                     Stock
-------------------------------------------------------------------------------------------------------------------------
Microstrategy Inc.   Common             594972101        14,072,420        371,500     371,500
                     Stock
-------------------------------------------------------------------------------------------------------------------------
Corporate Executive  Common             21988R102        11,987,226        337,100     337,100
      Board          Stock
-------------------------------------------------------------------------------------------------------------------------
     COLUMN TOTALS                                      265,696,163
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                         Item 7:                        Item 8:
                        Managers                     Voting Authority
                      See Instr.V                       (Shares)
                                       ----------------------------------------------
                                       (a) Sole       (b) Shared      (c) None
-------------------------------------------------------------------------------------------------
EMC Corp., MASS                             10,000

-------------------------------------------------------------------------------------------------
Spectrx                                     35,000

-------------------------------------------------------------------------------------------------
USinternetworking                          421,000

-------------------------------------------------------------------------------------------------
Maxim Integrated                         2,603,740
     Products
-------------------------------------------------------------------------------------------------
Miller Industries                        4,732,800
     TENN
-------------------------------------------------------------------------------------------------
Nichols  Research                          545,000

-------------------------------------------------------------------------------------------------
Supertex Inc.                              954,200

-------------------------------------------------------------------------------------------------
Suiza Foods                                195,100

-------------------------------------------------------------------------------------------------
Microstrategy Inc.                         371,500

-------------------------------------------------------------------------------------------------
Corporate Executive                        337,100
       Board
-------------------------------------------------------------------------------------------------
     COLUMN TOTALS

-------------------------------------------------------------------------------------------------

Page   2   of  4         FORM 13F         Name of Reporting Manager   Account Mannagement Corp.
     -----   -----                                                  -----------------------------
----------------------------------------------------------------------------------------------------------------------------------

      Item 1:              Item 2:           Item 3:       Item 4:        Item 5:                       Item 6:
   Name of Issuer      Title of Class         CUSIP      Fair Market     Shares or                 Investment Discretion
                                             Number         Value        Principal      ------------------------------------------
                                                                          Amount           (a) Sole     (b) Shared-    (c) Shared-
                                                                                                          As Defined        Other
                                                                                                          in Instr. V
----------------------------------------------------------------------------------------------------------------------------------
Realty Information        Common            75612B107       5,481,000        126,000           126,000
    Group                 Stock
----------------------------------------------------------------------------------------------------------------------------------
Information Holdings      Common            456727106       1,627,400         82,400            82,400
                          Stock
----------------------------------------------------------------------------------------------------------------------------------
American Capital          Common            024937104         439,825         24,100            24,100
    Strategies            Stock
----------------------------------------------------------------------------------------------------------------------------------
Landec Corp.              Common            514766104         640,125        170,700          170,700
                          Stock
----------------------------------------------------------------------------------------------------------------------------------
Federal Agricultural      Common            313148306       3,228,225         47,300           43,300
    Mortgage Cl. C        Stock
----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems             Common            17275R102         483,300          7,500            7,500
                          Stock
----------------------------------------------------------------------------------------------------------------------------------
AlTel1                    Common            020039103         568,282          7,948            7,948
                          Stock
----------------------------------------------------------------------------------------------------------------------------------
Alza Corp.                Common            022615108         364,606          7,166            7,166
                          Stock
----------------------------------------------------------------------------------------------------------------------------------
Cabot Corp.               Common            127055101         435,420         18,000           18,000
                          Stock
----------------------------------------------------------------------------------------------------------------------------------
Chevron                   Common            166751107         228,144          2,400            2,400
                          Stock
----------------------------------------------------------------------------------------------------------------------------------
       COLUMN TOTALS                                       13,526,327
----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                                                Item 8:
                                Item 7:                    Voting Authorithy
                               Managers                         (Shares)
                             See Instr. V       ------------------------------------------

                                                   (a) Sole     (b) Shared     (c) None
------------------------------------------------------------------------------------------
Realty Information                                     126,000
    Group
------------------------------------------------------------------------------------------
Information Holdings                                    82,400

------------------------------------------------------------------------------------------
American Capital                                        24,100
    Strategies
------------------------------------------------------------------------------------------
Landec Corp.                                           170,700

------------------------------------------------------------------------------------------
Federal Agricultural                                    47,300
    Mortgage Cl. C
------------------------------------------------------------------------------------------
Cisco Systems                                            7,500

------------------------------------------------------------------------------------------
AlTel1                                                   7,948

------------------------------------------------------------------------------------------
Alza Corp.                                               7,166

------------------------------------------------------------------------------------------
Cabot Corp.                                             18,000

------------------------------------------------------------------------------------------
Chevron                                                  2,400

------------------------------------------------------------------------------------------
       COLUMN TOTALS
------------------------------------------------------------------------------------------

Page  3 of  3           FORM 13F                                   Name of Reporting Manager Account Management Corp.
     --    --                                                                                -----------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                             Item 6:                                  Item 8:
   Item 1:             Item 2:      Item 3:    Item 4:     Item 5:     Investment Discretion          Item 7:     Voting Authority
                                                                   --------------------------------
 Name of Issuer     Title of Class   CUSIP   Fair Market  Shares or                                   Managers        (Shares)
                                                                                                                --------------------
                                     Number    Value      Principal                                  See Instr.V
                                                           Amount            (b) Shared- (c) Shared-            (a) Sole (b) Shared
                                                                   (a) Sole  As Defined      Other
                                                                             in Instr. V
------------------------------------------------------------------------------------------------------------------------------------
 Cristalerias de      Common      226714103       262,480     17,000   17,000                                     17,000
   Chile              Stock
------------------------------------------------------------------------------------------------------------------------------------
 Exxon                Common      302290101       370,176      4,800    4,800                                      4,800
                      Stock
------------------------------------------------------------------------------------------------------------------------------------
 Glaxo Wellcome       Common      37733W105       396,340      7,000    7,000                                       7,000
                      Stock
------------------------------------------------------------------------------------------------------------------------------------
 Great Lakes Chemical Common      390568103       253,330      5,500    5,500                                       5,500
                      Stock
------------------------------------------------------------------------------------------------------------------------------------
 Hewlett Packard      Common      428236103       603,000      6,000    6,000                                       6,000
                      Stock
------------------------------------------------------------------------------------------------------------------------------------
 Linear  Technology   Common      535678106       605,250      9,000    9,000                                       9,000
                      Stock
------------------------------------------------------------------------------------------------------------------------------------
 MCI Worldcomm        Common      55268B106     1,032,720     12,000   12,000                                      12,000
                      Stock
------------------------------------------------------------------------------------------------------------------------------------
 Microsoft            Common      594918104       360,760      4,000    4,000                                       4,000
                      Stock
------------------------------------------------------------------------------------------------------------------------------------
 Oak Industries       Common      671400505    15,865,147    361,640  361,640                                     361,640
                      Stock
------------------------------------------------------------------------------------------------------------------------------------
 Pepsico              Common      713344108       232,140      6,000    6,000                                       6,000
                      Stock
------------------------------------------------------------------------------------------------------------------------------------
        COLUMN TOTALS                          19,981,343
------------------------------------------------------------------------------------------------------------------------------------

                         --------
                         (c) None
------------------------------------------------------------------------------------------------------------------------------------
 Cristalerias de
   Chile
------------------------------------------------------------------------------------------------------------------------------------
 Exxon
------------------------------------------------------------------------------------------------------------------------------------
 Glaxo Wellcome
------------------------------------------------------------------------------------------------------------------------------------
 Great Lakes Chemical
------------------------------------------------------------------------------------------------------------------------------------
 Hewlett Packard
------------------------------------------------------------------------------------------------------------------------------------
 Linear  Technology
------------------------------------------------------------------------------------------------------------------------------------
 NCI Worldcomm
------------------------------------------------------------------------------------------------------------------------------------
 Microsoft
------------------------------------------------------------------------------------------------------------------------------------
 Oak Industries
------------------------------------------------------------------------------------------------------------------------------------
 Pepsico
------------------------------------------------------------------------------------------------------------------------------------

 COLUMN TOTALS
------------------------------------------------------------------------------------------------------------------------------------

Page  4 of  4           FORM 13F                                   Name of Reporting Manager Account Management Corp.
     --    --                                                                                -----------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                             Item 6:                                  Item 8:
   Item 1:             Item 2:      Item 3:    Item 4:     Item 5:     Investment Discretion          Item 7:     Voting Authority
                                                                    -------------------------------
 Name of Issuer     Title of Class   CUSIP   Fair Market  Shares or                                   Managers        (Shares)
                                                                                                                --------------------
                                     Number    Value      Principal                                  See Instr.V
                                                           Amount            (b) Shared- (c) Shared-            a) Sole  (b) Shared
                                                                   (a) Sole  As Defined      Other
                                                                             in Instr. V
------------------------------------------------------------------------------------------------------------------------------------
 Schlumberger       Common       806857108      547,734     8,600      8,600                                        8,600
                    Stock
------------------------------------------------------------------------------------------------------------------------------------
 SmithKline Beecham Common       832377105      462,949     7,008      7,008                                        7,008
                    Stock
------------------------------------------------------------------------------------------------------------------------------------
 Sun Hydraulics     Common       866942105      883,750   101,000    101,000                                      101,000
                    Stock
------------------------------------------------------------------------------------------------------------------------------------
 Toys R Us.         Common       892335100      832,773    40,250     40,250                                       40,250
                    Stock
------------------------------------------------------------------------------------------------------------------------------------
 Women First        Common       978150100      530,000    40,000     40,000                                       40,000
    Healthcare      Stock
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    COLUMN TOTALS                             3,257,206
------------------------------------------------------------------------------------------------------------------------------------

                         --------
                         (c) None
------------------------------------------------------------------------------------------------------------------------------------
 Schlumberger

------------------------------------------------------------------------------------------------------------------------------------
 SmithKline Beecham

------------------------------------------------------------------------------------------------------------------------------------
 Sun Hydraulics

------------------------------------------------------------------------------------------------------------------------------------
 Toys R Us.
------------------------------------------------------------------------------------------------------------------------------------
 Women First
   Healthcare
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

    COLUMN TOTALS
------------------------------------------------------------------------------------------------------------------------------------

                                                      --------------------------
                                                              OMB APPROVAL
                                                      --------------------------
                                                      OMB Number:  3235-0006
                                                      Expires: February 28, 1994
                               UNITED STATES          Estimated average burden
                  SECURITIES AND EXCHANGE COMMISSION  hours per form ..... 24.60
                                                      --------------------------
                            Washington, D.C. 20549
                                                           ---------------------
                                                                SEC USE ONLY
                                                           ---------------------

                                   FORM 13F
                                                           ---------------------


      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
 TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended June 30, 1999.
                                                       -------    --

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [_]
          Account Management Corp.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
          2 Newbury Street              Boston              MA             02116
--------------------------------------------------------------------------------
Business Address              (Street)        (City)      (State)          (Zip)
          Peter deRoetth,  President      (617) 236-4200
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

----------------------------------ATTENTION-------------------------------------
 Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true: correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 16 day of
                             ------              --------------       --
August, 1999.
------    --

                                        Peter deRoetth
                                   ------------------------------------------
                                   (Name of Institutional, Investment Manager)

                                      /s/ Peter deRoetth
                                   ------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                              to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name                      13F File No.:    Name                    13F File No.:
-----------------------   -------------    ----------------------- -------------

1.                                         6.
---------------------------------------    ----------------------- -------------

2.                                         7.
---------------------------------------    ----------------------- -------------

3.                                         8.
---------------------------------------    ----------------------- -------------

4.                                         9.
---------------------------------------    ----------------------- -------------

5.                                         10.
---------------------------------------    ----------------------- -------------